FAIR VALUE MEASUREMENTS - Schedule of monte carlo simulation model for the public warrants and the private placement warrants (Details) - CIK 0001822935 Healthcare Capital Corp - $ / shares	1 Months Ended	12 Months Ended
	Jan. 20, 2021	Dec. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate		1.27%
Trading days per year		250 days
Expected volatility		9.70%
Exercise price		$ 11.50
Stock Price		$ 9.82
Initial Measurement [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate	0.62%
Trading days per year	250 days
Expected volatility	16.40%
Exercise price	$ 11.50
Stock Price	$ 9.46